Related Party Transactions - Additional Information (Detail) - USD ($)			1 Months Ended				3 Months Ended		6 Months Ended		12 Months Ended
	May 04, 2021	Nov. 05, 2019	Apr. 30, 2021	Oct. 31, 2019	Apr. 30, 2019	Jun. 30, 2018	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Sep. 30, 2020	Dec. 31, 2018	Sep. 30, 2018
Share price per share								$ 0.0011		$ 0.0011
Warrant
Working capital loan											$ 1,500,000
Sponsor [Member] | Promissory Note [Member]
Repayment of promissory notes to related party		$ 224,992
Jason And Marian Joh Andrews. [Member] | Principal [Member]
Repayment of promissory notes to related party			$ 800,000
Jason And Marian Joh Andrews. [Member] | Interest [Member]
Repayment of promissory notes to related party			$ 25,000
Osprey Technology Acquisition Corp [Member]
Sale of common stock, shares											31,625,000
Common stock, shares outstanding											7,906,250	7,906,250
Proceeds from related party debt									$ 107,000			$ 124,992
Repayment of promissory notes to related party												224,992
Osprey Technology Acquisition Corp [Member] | Warrant
Working capital loan							$ 1,500,000		$ 1,500,000
Exercise price of warrants							$ 1.00		$ 1.00		$ 1.00
Osprey Technology Acquisition Corp [Member] | Administrative Support Agreement [Member]
Payment to sponsor							$ 30,000	$ 30,000	$ 60,000	$ 60,000	$ 120,000	20,000
Related party fees							$ 30,000	$ 30,000	$ 60,000	$ 60,000	120,000	20,000
Osprey Technology Acquisition Corp [Member] | Sponsor [Member]
Percentage of shares held							20.00%		20.00%
Osprey Technology Acquisition Corp [Member] | Sponsor [Member] | Promissory Note [Member]
Proceeds from related party debt											$ 300,000
Repayment of promissory notes											The Promissory Note was non-interest bearing and payable on the earlier of December 31, 2019 or the completion of the Initial Public Offering.
Osprey Technology Acquisition Corp [Member] | Sponsor [Member] | Office Space Utilities And Secretarial And Administrative Support [Member]
Payment to sponsor									$ 10,000		$ 10,000
Related party fees									10,000		10,000
Osprey Technology Acquisition Corp [Member] | Sponsor [Member] | Working Capital Purposes [Member]
Proceeds from related party debt	$ 107,000
Blacksky Technology [Member]
Interest paid									0		$ 0	$ 0
Interest payable to related parties							$ 4,600,000		4,600,000
Blacksky Technology [Member] | Accrued And Due [Member]
Interest payable to related parties							3,800,000		3,800,000
Blacksky Technology [Member] | Not Yet Accrued [Member]
Interest payable to related parties							800,000		800,000
Blacksky Technology [Member] | Two Thousand and Twenty One Bridge Financing [Member] | Debt First And Second Tranche [Member] | Two Thousand and Twenty One Bridge Notes [Member] | Intelsat And Sehwak [Member]
Consent fees payable							$ 2,500,000		$ 2,500,000
Class B Common Stock
Common stock, shares outstanding							71,977,000		71,977,000		83,987,000	83,987,000
Class B Common Stock | Osprey Technology Acquisition Corp [Member]
Common stock, shares outstanding							7,906,250		7,906,250		7,906,250	7,906,250
Common stock dividends, shares				1.1
Class B Common Stock | Osprey Technology Acquisition Corp [Member] | Over-Allotment Option [Member]
Common stock, not subject to forfeiture							1,031,250		1,031,250			1,031,250
Class B Common Stock | Osprey Technology Acquisition Corp [Member] | Sponsor [Member]
Sale of common stock, shares						125,000
Proceeds from issuance of common stock						$ 25,000
Common stock, shares outstanding					7,187,500		7,906,250		7,906,250			7,906,250		9,487,500	8,625,000
Common stock, subject to forfeiture				1,031,250	937,500								1,125,000	1,237,500	1,125,000
Common stock, retired					1,581,250
Common stock dividends, shares				1.1
Percentage of shares held				20.00%
Share price per share												$ 12.00
Class A Common Stock [Member]
Common stock, shares outstanding							347,202,000		347,202,000		97,816,000	72,319,000
Exercise price of warrants											$ 0.01
Class A Common Stock [Member] | Osprey Technology Acquisition Corp [Member]
Common stock, shares outstanding							0		0		5,309,167	3,659,576
Common stock, subject to forfeiture											26,315,833	27,965,424
Share price per share							$ 12.00		$ 12.00
Class A Common Stock [Member] | Osprey Technology Acquisition Corp [Member] | Warrant
Exercise price of warrants							$ 9.20		$ 9.20		$ 9.20